Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
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C000101729
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value			$ 10,000			$ 8,797			$ 10,207			$ 10,794				$ 11,295			$ 11,742			$ 12,464			$ 13,542			$ 14,151			$ 15,846			$ 14,629			$ 13,985			$ 12,539		$ 13,903		$ 14,524		$ 14,099		$ 14,289		$ 14,470		$ 12,029		$ 14,543		$ 14,790		$ 18,384		$ 19,200		$ 18,425		$ 18,256		$ 17,856		$ 15,252	$ 14,379	$ 12,568	$ 15,836	$ 15,087	$ 16,547	$ 14,466	$ 15,268	$ 16,526	$ 16,904	$ 17,676	$ 17,348	$ 17,714	$ 19,851	$ 22,466
C000212612
Account Value [Line Items]
Accumulated Value		$ 50,000		$ 49,480			$ 49,660			$ 48,173			$ 40,989				$ 46,865			$ 48,937			$ 55,681			$ 63,245			$ 69,151			$ 74,531			$ 78,552			$ 94,337			$ 89,271		$ 81,832		$ 83,774		$ 79,779		$ 81,213		$ 79,352		$ 77,287		$ 80,974		$ 78,662		$ 80,818		$ 84,915		$ 85,969		$ 87,087		$ 93,349
C000238629
Account Value [Line Items]
Line Graph and Table Measure Name															Investor Shares
Accumulated Value	$ 10,000				$ 10,410			$ 10,370			$ 10,690			$ 8,760				$ 9,415			$ 10,197			$ 10,344			$ 10,705			$ 10,447			$ 10,113			$ 11,154			$ 12,009
C000238630
Account Value [Line Items]
Accumulated Value	50,000				52,060			51,880			53,500			43,860				47,165			51,111			51,864			53,694			52,420			50,755			55,995			60,331
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Index ex USA Net
Accumulated Value			10,000			8,955			9,825			9,982				10,022			10,397			11,062			11,879			12,392			13,483			12,822			12,584			11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819		15,976		15,302		14,079	13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name															Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		50,000		51,308			52,226			55,694			49,917				56,850			57,442			67,137			75,381			78,978			82,758			79,555			72,846			72,832		68,736		72,858		73,775		82,024		74,505		86,806		90,317		99,335		102,813		109,616		100,481		114,960		124,305
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Index Net
Accumulated Value	10,000				10,542			10,708			11,618			10,501				12,092			12,577			13,595			13,944			14,598			14,066			15,754			17,102
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Index Net
Accumulated Value	$ 50,000				$ 52,711			$ 53,538			$ 58,091			$ 52,505				$ 60,458			$ 62,887			$ 67,977			$ 69,722			$ 72,988			$ 70,332			$ 78,768			$ 85,509
NACC2 Index: FTSE Emerging Index
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE Emerging Index
Accumulated Value			$ 10,000			$ 8,809			$ 10,087			$ 10,675				$ 11,126			$ 11,161			$ 11,978			$ 12,933			$ 13,511			$ 15,344			$ 14,169			$ 13,556			$ 12,041		$ 13,224		$ 13,801		$ 13,579		$ 13,685		$ 14,010		$ 12,155		$ 14,348		$ 14,721		$ 17,458		$ 17,822		$ 17,067		$ 17,239		$ 16,806		$ 15,150	$ 14,225	$ 12,351	$ 14,942	$ 14,235	$ 15,369	$ 13,704	$ 14,641	$ 15,783	$ 16,544	$ 17,508	$ 17,201	$ 17,585	$ 19,464	$ 21,526
NACC2 Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Commodity Index Total Return
Accumulated Value		$ 50,000		$ 49,557			$ 49,966			$ 47,379			$ 38,625				$ 43,574			$ 45,595			$ 50,845			$ 57,364			$ 61,124			$ 65,628			$ 68,503			$ 82,337			$ 77,765		$ 72,947		$ 72,751		$ 68,670		$ 71,635		$ 70,780		$ 67,593		$ 70,653		$ 67,930		$ 69,947		$ 73,752		$ 73,533		$ 74,530		$ 79,845